ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
ORGANIZATION AND BUSINESS OPERATIONS
Common limited partner capital, units outstanding	34,495,000		34,427,000
Cost of natural gas and NGLs	$ 5,384	$ 14,353
Williston Basin – Gas Segment | Operating and Maintenance Expense | Restatement Adjustment
ORGANIZATION AND BUSINESS OPERATIONS
Cost of natural gas and NGLs	$ 1,300	$ 900
Common units | Summit Holdings
ORGANIZATION AND BUSINESS OPERATIONS
Common limited partner capital, units outstanding	5,293,571
General partner
ORGANIZATION AND BUSINESS OPERATIONS
General partner interest (as a percent)	2.00%